Other Income and Finance Expense - Schedule of Finance Expense (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Finance Expense [Abstract]
Imputed interest from due to related party				$ 112,975	د.إ 414,842	$ 315,913	د.إ 1,160,034	د.إ 331,950
Interest expense from lease	$ 3,984	د.إ 14,631		3,984	14,631	12,658	46,480	25,493	62,969
Finance expense	$ 116,959	د.إ 429,473	د.إ 357,443	$ 116,959	د.إ 429,473	$ 328,571	د.إ 1,206,514	د.إ 357,443	د.إ 62,969	د.إ 81,706